Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2021
C Acquisition
Acquisitions and Dispositions
Schedule of fair value of consideration exchanged

Cash consideration(1)	$197,966
Share consideration(2)	96,200
Total consideration	$294,166

Schedule of purchase price allocation for the assets acquired and liabilities assumed

Cash	2,881
Accounts receivable	22,581
Prepaid and other current assets	17,827
Property and equipment	332
Intangible assets	119,100
Goodwill	189,391
Accounts payable	(2,661)
Accrued expenses	(12,319)
Accrued compensation	(12,867)
Deferred revenue	(5,855)
Deferred tax liabilities	(22,776)
Other liabilities	(1,468)
Total consideration for Complex Networks	294,166

Schedule of estimated fair value of each of the identifiable intangible assets

		Weighted Average
	Asset Fair Value	Useful Life (Years)
Trademarks & tradenames	97,000	15
Customer relationships	17,000	4
Developed technology	5,100	3

Schedule of Company's pro forma combined revenues and net income

	Year Ended December 31,
	2021	2020
Revenue	$521,224	$446,368
Net loss	(19,747)	(12,972)

HuffPost and Verizon Investment
Acquisitions and Dispositions
Schedule of fair value of consideration exchanged

Fair value of common stock issued(1)	$24,064
Working capital adjustments	(490)
Total consideration	$23,574

Schedule of purchase price allocation for the assets acquired and liabilities assumed

		Measurement
		Period
	Preliminary	Adjustments	Final
Cash and cash equivalents	5,513	—	5,513
Accounts receivable	3,383	—	3,383
Prepaid and other current assets	611	—	611
Deferred tax assets	116	15	131
Property and equipment	620	—	620
Intangible assets	19,500	—	19,500
Goodwill	5,927	(437)	5,490
Accounts payable	(1,410)	—	(1,410)
Accrued expenses	(4,249)	—	(4,249)
Deferred tax liabilities	(4,251)	422	(3,829)
Other liabilities	(63)	—	(63)
Noncontrolling interests	(2,123)	—	(2,123)
Total consideration for HuffPost	$23,574	$—	$23,574